Capital and financial risk management - Financial risk management (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Provisions	€ 2,496	€ 2,448	€ 2,246
Bonds having change of control clause	30,000	32,000
Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure from guarantee contracts	1,765	€ 1,929
Provisions	€ 0